UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments June 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (74.0%)
	Advertising/Marketing Services (0.5%)
$700	Interpublic Group of Cos Inc.	4.50%	03/15/23	$786,625

	Aerospace & Defense (2.7%)
700	AAR CORP.	1.75	02/01/26	894,250
1,136	DRS Technologies - 144A*	2.00	02/01/26	1,249,600
2,030	L-3 Communications Corp.	3.00	08/01/35	2,298,975
				4,442,825
	Agricultural Commodities/Milling (1.2%)
2,050	Archer Daniels Midland Co.- 144A*	0.875	02/15/14	1,957,750

	Alternative Power Generation (1.1%)
1,750	Covanta Holding Corp.	1.00	02/01/27	1,809,062

	Apparel/Footwear (1.0%)
1,700	ICONIX Brand Group Inc - 144A*	1.875	06/30/12	1,744,625

	Beverages: Alcoholic (1.1%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	1,774,375

	Biotechnology (7.7%)
680	Biomarin Pharmaceutical	1.875	04/23/17	732,700
1,750	Cubist Pharmaceuticals Inc.	2.25	06/15/13	1,610,000
680	CV Therapeutics	2.75	05/16/12	660,450
1,750	Genzyme Corp.	1.25	12/01/23	1,846,250
1,120	Gilead Sciences Inc.	0.50	05/01/11	1,271,200
845	Illumina Inc - 144A*	0.625	02/15/14	910,487
1,405	Invitrogen Corp.	1.50	02/15/24	1,297,869
480	Millipore Corp.	3.75	06/01/26	516,600
1,270	Millipore Corp. - 144A*	3.75	06/01/26	1,366,837
1,360	Oscient Pharmaceuticals	3.50	04/15/11	999,600
1,385	Protein Design	2.00	02/15/12	1,584,094
				12,796,087
	Cable/Satellite TV (2.0%)
2,725	Liberty Media Corp.	0.75	03/30/23	3,344,937

	Coal (1.4%)
2,200	Peabody Energy Corp.	4.75	12/15/66	2,334,750

	Computer Peripherals (2.4%)
875	Electronics for Imaging, Inc.	1.50	06/01/23	1,007,344
1,750	EMC Corp - 144A*	1.75	12/01/11	2,218,125
660	Maxtor Corp.	6.80	04/30/10	696,300
				3,921,769
	Computer Processing Hardware (0.9%)
2,100	Hewlett-Packard C	0.00	10/14/17	1,582,875

	Electronic Components (0.5%)
1,020	Sandisk Corp.	1.00	05/15/13	901,425

	Electronic Distributors (0.8%)
1,050	Anixter Intl Inc - 144A*	1.00	02/15/13	1,355,812

	Electronic Equipment/Instruments (0.8%)
925	Itron Inc.	2.50	08/01/26	1,247,594

	Electronic Production Equipment (1.0%)
700	Cadence Design Systems Inc. - 144A*	1.375	12/15/11	809,375
700	Cadence Design Systems Inc. - 144A*	1.50	12/15/13	812,875
				1,622,250
	Electronics/Appliance Stores (0.6%)
900	Best Buy Co., Inc.	2.25	01/15/22	981,000

	Environmental Services (0.8%)
1,200	Waste Connections Inc.	3.75	04/01/26	1,323,000

	Hotels/Resorts/Cruiselines (0.7%)
800	Hilton Hotels Corp.	3.375	04/15/23	1,209,000

	Industrial Machinery (1.2%)
1,190	Actuant Corp.	2.00	11/15/23	1,921,850

	Information Technology Services (1.9%)
1,020	Lawson Software - 144A*	2.50	04/15/12	1,088,850
700	Level 3 Communications Inc.	3.50	06/15/12	886,375
1,190	Level 3 Communications Inc.	6.00	09/15/09	1,160,250
				3,135,475
	Internet Software/Services (1.5%)
1,700	Equinix Inc.	2.50	04/15/12	1,776,500
525	Yahoo! Inc.	0.00	04/01/08	711,375
				2,487,875
	Media Conglomerates (1.3%)
1,750	Walt Disney Co. (The)	2.125	04/15/23	2,104,375

	Medical Specialties (4.2%)
1,600	Fisher Scientific International	3.25	03/01/24	2,292,000
1,190	Kyphon Inc.- 144A*	1.00	02/01/12	1,195,950
1,800	Medtronic, Inc.	1.50	04/15/11	1,917,000
1,400	Medtronic, Inc. (Series B)	1.25	09/15/21	1,405,250
116	St. Jude Medical - 144A*	1.22	12/15/08	115,130
				6,925,330
	Metal Fabrications (0.7%)
700	General Cable Corp.	0.875	11/15/13	1,126,125

	Miscellaneous Commercial Services (0.6%)
700	FTI Consulting	3.75	07/15/12	990,500

	Motor Vehicles (1.3%)
1,750	Ford Motor Co.	4.25	12/15/36	2,200,625

	Office Equipment/Supplies (0.4%)
680	Verifone Holdings Inc. - 144A*	1.375	06/15/12	674,900

	Oil & Gas Production (1.8%)
1,960	Chesapeake Energy Corp.	2.75		11/15/35	2,133,950
850	St Mary Land & Exploration - 144A*	3.50		04/01/27	841,500
					2,975,450
	Oilfield Services/Equipment (4.4%)
2,275	Cameron Intl Corp.	2.50		06/15/26	2,778,344
1,010	Schlumberger Ltd. (Netherlands)	1.50		06/01/23	2,374,763
1,925	SESI LLC - 144A*	1.50	**	12/15/26	2,081,406
					7,234,513
	Other Consumer Services (0.5%)
850	Ambassadors Intl Inc.- 144A*	3.75		04/15/27	757,562

	Pharmaceuticals: Major (1.1%)
1,625	Wyeth - 144A*	4.883	†	01/15/24	1,846,325

	Pharmaceuticals: Other (2.0%)
1,360	Inverness Medical Innovation - 144A*	3.00		05/15/16	1,618,400
1,700	Sciele Pharma Inc.	2.625		05/15/27	1,742,500
					3,360,900
	Real Estate Development (1.1%)
1,700	American Real Estate	7.410	†	08/15/13	1,778,540

	Recreational Products (0.9%)
1,200	Scientific Games Corp.	0.75	***	12/01/24	1,539,000

	Semiconductors (6.8%)
1,800	Agere Systems Inc.	6.50		12/15/09	1,838,250
700	Cypress Semiconductor Co. - 144A*	1.00		09/15/09	777,000
2,250	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,238,750
700	Intel Corp.	2.95		12/15/35	671,125
1,750	Intel Corp. - 144A*	2.95		12/15/35	1,677,812
1,360	Micron Technology Inc.	1.875		06/01/14	1,458,600
1,400	On Semiconductor Corp. - 144A*	2.625		12/15/26	1,730,750
800	XILINX Inc. - 144A*	3.125		03/15/37	810,000
					11,202,287
	Services to the Health Industry (1.0%)
1,400	Trizetto Group	2.75		10/01/25	1,681,750

	Specialty Stores (0.7%)
1,020	United Auto Group Inc.	3.50		04/01/26	1,105,425

	Specialty Telecommunications (0.9%)
1,169	Time Warner Telecom Inc.	2.375		04/01/26	1,470,018

	Telecommunication Equipment (4.2%)
1,050	ADC Telecommunications Inc.	5.784	†	06/15/13	1,027,688
1,050	Arris Group Inc.	2.00		11/15/26	1,360,800
1,300	Ciena Corp.	3.75		02/01/08	1,291,875
850	Nortel Networks Corp. -144A* (Canada)	1.75		04/15/12	830,875
850	Nortel Networks Corp. -144A* (Canada)	2.125		04/15/14	834,063
1,575	SYMMETRICOM Inc.	3.25		06/15/25	1,575,000
					6,920,301
	Wholesale Distributors (3.2%)
2,000	Collegiate Pacific Inc.	5.75		12/01/09	1,957,500
1,750	Electronic Data Systems Corp.	3.875		07/15/23	1,780,625
300	WESCO International Inc.	1.75		11/15/26	285,375
1,400	WESCO International Inc. (Series WCC)	1.75		11/15/26	1,331,750
					5,355,250

	Wireless Telecommunications (5.1%)
2,460	Nextel Communications, Inc.	5.25	01/15/10	2,456,925
400	NII Holdings, Inc.	2.75	08/15/25	691,000
1,400	NII Holdings, Inc.	2.875	02/01/34	4,355,750
850	SBA Communications Corp. - 144A*	0.375	12/01/10	944,563
				8,448,238
	Total Convertible Bonds (Cost $111,313,885)			122,378,375

NUMBER OF
SHARES
	Convertible Preferred Stocks (22.5%)
	Agricultural Commodities/Milling (0.7%)
10,200	Bunge Ltd. $4.875 (Bermuda)	1,176,825

	Broadcasting (0.6%)
21,805	EEMIS Communications Corp. $3.125	919,735

	Containers/Packaging (0.7%)
27,840	Owens-Illinois, Inc. $2.375	1,176,240

	Drugstore Chains (1.1%)
55,000	Rite Aid Corp. $1.375	1,801,250

	Electric Utilities (0.3%)
1,400	NRG Energy Inc. $14.375	517,062

	Finance/Rental/Leasing (1.8%)
29	Federal National Mortgage Assoc. $5,375.00	2,888,155

	Financial Conglomerates (1.5%)
78,000	Citigroup Funding Inc. (Series GNW) $1.442+	2,457,000

	Gas Distributors (0.5%)
14,200	Southern Union Co. $2.50	852,284

	Home Furnishings (0.2%)
7,700	Newell Financial Trust I $2.625	379,225

	Investment Banks/Brokers (3.0%)
26,250	E Trade Financial $1.5313	732,900
55,100	Lazard Ltd. $1.6563 (Bermuda)	2,141,186
80,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	2,164,800
		5,038,886
	Life/Health Insurance (1.7%)
84,500	MetLife, Inc. $1.5938	2,734,420

	Motor Vehicles (3.1%)
60,750	Ford Cap Trust II $3.25	2,338,875
68,000	General Motors Corp. (Series D) $0.375	1,932,791
35,000	General Motors Corp. (Series C) $1.5625	877,100
		5,148,766
	Oil & Gas Production (0.3%)
510	Dune Energy Inc. - 144A* $100.00	536,584

	Oilfield Services/Equipment (0.9%)
23,800	Bristow Group Inc. $2.75	1,518,440

	Pharmaceuticals: Major (1.1%)
27,300	Schering-Plough Corp. $3.00	1,878,240

	Precious Metals (2.6%)
200	Freeport-MC Copper & Gold Inc. $55.00	364,650
17,000	Freeport-MC Copper & Gold Inc. $6.75	2,184,500
34,000	Vale Capital Ltd. $2.75 (Cayman Islands)	1,666,170
		4,215,320
	Property - Casualty Insurers (1.0%)
58,000	XL CAPITAL LTD. $1.75 (Cayman Islands)	1,704,040

	Telecommunication Equipment (1.4%)
2,200	Lucent Technologies Capital Trust I $77.50	2,265,802

	Total Convertible Preferred Stocks (Cost $33,876,326)	37,208,274

	Common Stock (1.1%)
	Oil & Gas Pipelines
58,114	Williams Companies, Inc. (The) (Cost $632,954)	1,837,565

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (1.8%)
	Investment Company
$2,972	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio (Cost $2,92,491)		2,972,491

	Total Investments (Cost $148,795,656) (b)	99.4%	164,396,705
	Other Assets In Excess Of Liabilities	0.6	935,269
	Net Assets	100.0%	$165,331,974

*	Resale is restricted to qualified institutional investors.
**	Rate in effect at June 30, 2007. Rate will reset to 1.25% at a future specified date.
***	Rate in effect at June 30, 2007. Rate will reset to 0.50% at a future specified date.
†	Variable rate security. Rate shown is the rate in effect at June 30, 2007.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund -

Money Market Portfolio. Income distributions earned by the Fund totaled $2,242 for the period ended June 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,290,482 and the aggregate gross unrealized depreciation is $1,689,433, resulting in net unrealized appreciation of $15,601,049.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 09, 2007